Note 1 - Reporting Entity (Details Textual) - AWN Holdings Limited [member]	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity			47.50%
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity	42.80%	42.80%